Deposit of Long-Term Investments	12 Months Ended
Jun. 30, 2025
Deposit of Long-Term Investments [Abstract]
DEPOSIT OF LONG-TERM INVESTMENTS

7 — DEPOSIT OF LONG-TERM INVESTMENTS

Deposit of long-term investments represented cash consideration advanced to the shareholders of certain equity investees. As of June 30, 2024 and 2025, deposit of long-term investments consisted of the following:

	June 30, 2024	June 30, 2025
	RMB	RMB
Deposit of investment in Zhonglian Jinan Insurance Brokers Co., Ltd. (“Zhonglian”) – deposit related to an acquisition in progress (a)	—	6,700,000
Deposit for non-controlling interests in other investees (b)	—	5,775,000
	—	12,475,000

(a)	On July 2, 2025, Zhibao China entered into a Share Purchase Agreement (the “SPA”) with Zhonglian and its shareholders of Zhonglian. Pursuant to the terms and conditions set forth in the SPA, Zhibao China agreed to acquire an aggregate of 51% of the equity interest in Zhonglian for a total purchase price of RMB25.5 million (the “Acquisition”). As of June 30, 2025, the Company made deposits of RMB 6,700,000 to the shareholders of Zhonglian. Upon the closing of the Acquisition, the Company would consolidate the financial statements of Zhonglian in its consolidated financial statements.

(b)	For the year ended June 30, 2025, Zhibao China also made deposits aggregating RMB 5,775,000 to three investees over which the Company had no control nor significant influence. Upon closing of the investment, the Company would elect to record the equity investments in privately held companies using the measurement alternative at cost, less impairment, with subsequent adjustments for observable price changes resulting from orderly transactions for identical or similar investments of the same issuer.